Condensed Consolidated Statement of Financial Position - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Non-current assets
Property, plant and equipment	$ 1,530,000	$ 1,963,000
Right of use asset	5,428,000	6,141,000
Intangible assets	3,738,000	3,414,000
Fixed asset investments	32,000	30,000
Trade and other receivables	1,952,000	1,888,000
Total non-current assets	12,680,000	13,436,000
Current assets
Trade and other receivables	7,796,000	3,217,000
Cash and cash equivalents	21,328,000	44,455,000
Assets classified as held for sale	0	38,677,000
Total current assets	29,124,000	86,349,000
Total assets	41,804,000	99,785,000
Current liabilities
Trade and other payables	14,745,000	18,831,000
Lease liabilities	2,436,000	2,118,000
Liabilities classified as held for sale	0	5,869,000
Total current liabilities	17,181,000	26,818,000
Non-current liabilities
Trade and other payables	4,041,000	24,000
Lease liabilities	5,243,000	6,284,000
Warrants liability	8,000	6,000
Total non-current liabilities	9,292,000	6,314,000
Total liabilities	26,473,000	33,132,000
Net assets	15,331,000	66,653,000
EQUITY
Share capital	16,631	16,355
Share premium	137,021,000	137,021,000
Other reserves	166,804,000	166,804,000
Foreign currency translation reserve	(1,058,000)	1,790,000
Share-based payment reserve	37,752,000	38,555,000
Retained earnings	(325,205,000)	(277,533,000)
Total Equity	$ 15,331,000	$ 66,653,000